SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Subsequent to November 30, 2022 through to January 9, 2023:

—   The Company issued 117,488,819 common shares pursuant to a share purchase agreement for gross proceeds of $713,811, issuance costs of $30,174 and net proceeds of $683,638.

—   On December 23, 2022 the Company entered into a Simple Agreement for Future Equity (SAFE) contract to invest $50,000 to acquire shares of a company’s capital stock at a discount.

17. SUBSEQUENT EVENTS

Subsequent to February 28, 2022 through to May 27 2022,

—   in May 2022, the Company issued 100,000,000 common shares pursuant to a share purchase agreement for gross proceeds of $1,350,650, issuance costs of $95,545 and cash proceeds of $1,255,105.

—   in March 2022 the Company repaid debt totaling $1,613,953 and related accrued interest of $349,879 to a lender.